Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.46%
Alabama–1.68%
Alabama (City of), AL Industrial Development Board; Series 2009, VRD RB(a)	2.31%	06/01/2034	$8,600	$8,600,000

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(b)	4.38%	06/01/2028	10	10,006

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	12,260	12,189,646

Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(c)	4.00%	06/01/2024	5,500	5,491,923

UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	2,500	2,588,580

				28,880,155

Alaska–0.17%
Matanuska-Susitna (Borough of), AK; Series 2014 B, GO Bonds	5.00%	11/01/2026	1,000	1,007,072

Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,955	1,898,944

				2,906,016

Arizona–1.72%
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,130

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2027	100	101,250

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(c)(d)	5.00%	09/01/2027	10,000	10,325,746

Glendale Municipal Property Corp.;
Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,237

Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,554,369

Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,693

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(b)	4.50%	07/01/2024	10	10,008

Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,324,037

Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	745,900

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	80	79,288

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	185	173,344

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,091,293

Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	100,130

Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	155,182

University of Arizona (The) (Stimulus Plan for Economic and Educational Development); Series 2014, RB	5.00%	08/01/2034	920	926,566

University of Arizona Board of Regents; Series 2022 B, RB	5.00%	07/01/2038	1,300	1,453,479

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.38%	06/01/2024	10	10,009

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	670	666,141

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(e)	3.90%	09/01/2024	185	183,195

Yavapai (County of), AZ Industrial Development Authority (The) (Yavapai Regional Medical Center); Series 2013 A, Ref. RB	5.00%	08/01/2028	100	100,041

				29,677,038

California–3.98%
Alameda (County of), CA Joint Powers Authority (Multiple Capital);
Series 2013 A, RB(c)(f)	5.00%	02/02/2024	3,465	3,475,087

Series 2013 A, RB(c)(f)	5.00%	02/02/2024	1,865	1,870,429

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(b)	6.00%	09/01/2024	1,265	1,289,383

California (State of);
Series 2012, GO Bonds (INS - AGM)(b)	4.00%	09/01/2037	1,000	1,000,073

Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,014

Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,006

Series 2014, Ref. GO Bonds	5.00%	10/01/2034	9,200	9,287,597

Series 2017, Ref. GO Bonds	5.00%	11/01/2029	3,695	3,995,393

Series 2019, Ref. GO Bonds	5.00%	04/01/2033	9,000	9,036,630

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Community Choice Financing Authority; Series 2023, RB(c)	5.25%	04/01/2030	$2,945	$3,067,954

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,721,722

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,117

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	405,239

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,376,797

Series 2018 A, RB	5.00%	11/15/2032	1,230	1,317,868

California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,891	3,681,829

Series 2023-1, RB	4.38%	09/20/2036	2,492	2,411,080

California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(c)(d)	4.13%	10/01/2025	5,000	4,982,813

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(e)	2.13%	11/15/2027	6,000	5,719,593

California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(b)	4.50%	10/01/2026	170	170,193

California (State of) Public Works Board (Various Capital); Series 2013 I, RB(c)(f)	5.50%	01/02/2024	2,000	2,002,841

Glendale (City of), CA;
Series 2013, RB	5.00%	02/01/2027	125	125,141

Series 2013, Ref. RB	5.00%	02/01/2030	175	175,154

Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2027	695	602,932

Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,490

Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,303

Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(b)	4.75%	10/01/2024	10	10,012

Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,924

Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	781,013

Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,133

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,450	1,460,296

Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	320,394

Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,317,236

San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	370,378

San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,346

San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,874,117

				68,541,527

Colorado–1.87%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,833,184

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	916,991

Colorado (State of) Regional Transportation District;
Series 2013 A, Ref. COP	5.00%	06/01/2024	2,315	2,317,713

Series 2013 A, Ref. Ref. COP	5.00%	06/01/2026	1,440	1,441,552

Colorado (State of) Regional Transportation District (Fastracks); Series 2016 A, RB	5.00%	11/01/2036	2,715	2,841,220

Denver (City & County of), CO;
Series 2013 B, RB(c)(f)	5.00%	02/16/2024	100	100,231

Series 2013 B, RB(c)(f)	5.25%	02/16/2024	2,390	2,396,687

Denver City & County School District No. 1; Series 2013 C, COP	5.00%	12/15/2024	100	100,133

Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,825,137

Regional Transportation District (Fastracks); Series 2017 A, RB	5.00%	11/01/2033	1,000	1,053,591

Rib Floater Trust; Series 2022-004, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.60%	02/01/2046	15,500	15,500,000

				32,326,439

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–1.18%
Connecticut (State of);
Series 2013 A, RB(c)(f)	5.00%	01/29/2024	$565	$566,424

Series 2013 A, RB(c)(f)	5.00%	01/29/2024	350	350,882

Series 2013 A, RB(c)(f)	5.00%	01/29/2024	1,175	1,177,961

Series 2014 F, GO Bonds	5.00%	11/15/2033	1,940	1,959,385

Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,428,957

Connecticut (State of) (Transportation Infrastructure); Series 2013 A, RB(c)(f)	5.00%	01/29/2024	275	275,693

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	126,092

Series 2014 E, RB	5.00%	07/01/2026	1,000	1,004,655

Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	225,239

Series 2014 A, RB	5.00%	07/01/2032	10,650	10,724,123

South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,696

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	12/01/2023	5	5,000

				20,345,107

District of Columbia–0.79%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,364

Series 2012, RB	5.00%	12/01/2026	100	100,128

Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,455,525

District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,224,283

Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,178,993

Series 2017 B, RB	5.00%	07/01/2035	1,400	1,474,251

Series 2018, RB	5.00%	07/01/2043	3,750	3,863,928

				13,577,472

Florida–5.74%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,037,211

Broward (County of), FL;
Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,851,860

Series 2013 B, RB	5.00%	10/01/2026	260	260,149

Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,503,719

Broward (County of), FL School Board; Series 2016 A, Ref. COP	5.00%	07/01/2032	1,115	1,154,030

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	330	297,836

Central Florida Expressway Authority;
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,604,958

Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,104,511

Citizens Property Insurance, Inc.; Series 2015 A-1, RB(c)(f)	5.00%	12/01/2024	17,000	17,244,822

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	380	360,651

Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	4,395	4,603,308

Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(a)	2.15%	10/01/2042	15,600	15,600,000

Series 2017 A, RB	5.00%	10/01/2031	1,265	1,360,186

Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2039	2,375	2,447,566

Hialeah (City of), FL Utility System; Series 2022, Ref. RB	5.00%	10/01/2035	2,170	2,362,620

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,375,433

JEA Electric System; Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,614,039

JEA Water & Sewer System; Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,264,955

Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,884,781

Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,438,919

Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,057,797

Miami-Dade (County of), FL;
Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,286,537

Series 2014, RB	5.00%	10/01/2032	1,160	1,170,073

Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,118,705

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2024	$250	$250,763

Series 2012 A, RB	5.00%	04/01/2027	525	525,499

Series 2012 A, RB	5.00%	04/01/2028	1,500	1,501,485

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	10,000	10,002,600

Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(h)	4.05%	01/15/2028	8,355	8,386,593

Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	750,649

Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,174

Series 2012, Ref. RB	5.00%	10/01/2025	165	165,980

Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,341,997

Series 2021 B-2, RB	1.45%	01/01/2027	2,080	1,879,636

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(b)	5.25%	07/01/2024	125	126,290

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing); Series 2021, Ref. RB	4.00%	12/15/2023	120	119,948

Sunrise Lakes Phase 4 Recreation District; Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.13%	08/01/2024	20	20,014

Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2029	1,715	1,733,374

				98,934,668

Georgia–5.29%
Atlanta (City of), GA; Series 2014 A, Ref. RB(c)(f)	5.00%	01/01/2024	5,490	5,496,126

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 2012, Ref. RB(c)	2.88%	08/19/2025	5,000	4,868,655

Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	6,962,222

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.38%	01/01/2026	30	30,023

Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,606,908

Georgia (State of) Municipal Electric Authority (Project One);
Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,845,268

Series 2015 A, Ref. RB	5.00%	01/01/2032	2,030	2,057,870

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,000

Main Street Natural Gas, Inc.;
Series 2019 B, RB(c)	4.00%	12/02/2024	14,225	14,195,684

Series 2021 A, RB(c)	4.00%	09/01/2027	5,120	5,095,875

Subseries 2018 C, RB(c)(f)	4.00%	12/01/2023	18,970	18,970,000

Subseries 2018 D, RB (SOFR + 0.83%)(c)(f)(i)	4.46%	12/01/2023	30,000	30,000,000

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(b)	4.50%	09/01/2025	20	20,013

				91,173,644

Hawaii–0.24%
Hawaii (State of); Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,897,453

Honolulu (City & County of), HI; Series 2023, RB(c)	5.00%	06/01/2026	2,125	2,197,308

				4,094,761

Illinois–5.66%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	210	222,265

Chicago (City of), IL; Series 1999, GO Bonds (INS - NATL)(b)(g)	0.00%	01/01/2024	6,110	6,091,792

Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(d)	5.00%	01/01/2024	9,045	9,049,148

Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,057,044

Chicago (City of), IL Board of Education; Series 2005 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	12/01/2023	200	200,000

Chicago (City of), IL Midway International Airport;
Series 2014 A, Ref. RB(d)	5.00%	01/01/2034	2,090	2,090,094

Series 2014 B, Ref. RB(c)(f)	5.00%	02/06/2024	3,830	3,839,586

Chicago State University; Series 1998, RB (INS - NATL)(b)	5.50%	12/01/2023	465	465,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(b)	4.50%	12/01/2023	$630	$630,000

Series 2004, GO Bonds (INS - NATL)(b)	4.60%	12/01/2025	350	350,309

Series 2004, GO Bonds (INS - NATL)(b)	4.65%	12/01/2026	450	450,431

Series 2007, Ref. GO Bonds (INS - AMBAC)(b)	4.00%	12/01/2027	65	65,005

Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(b)	5.00%	12/01/2028	2,385	2,421,125

Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,055,965

Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,053,025

Series 2017 D, GO Bonds	5.00%	11/01/2025	3,275	3,363,373

Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,087,628

Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,059,502

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	560	560,383

Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,070,267

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2013, RB	5.00%	06/01/2024	1,220	1,220,881

Series 2014, Ref. RB	5.00%	08/01/2025	155	156,751

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	435,105

Series 2019 A, Ref. RB	5.00%	11/01/2026	460	451,818

Illinois (State of) Finance Authority (The University of Chicago); Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,112

Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(c)	5.00%	08/15/2027	9,500	10,078,258

Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(b)	4.60%	09/01/2025	10	10,011

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2031	11,035	11,048,808

Series 2013 A, RB	5.00%	01/01/2032	4,600	4,604,403

Series 2013 A, RB	5.00%	01/01/2038	2,740	2,740,151

Series 2014 B, RB	5.00%	01/01/2029	1,850	1,851,485

Series 2014 B, RB	5.00%	01/01/2031	1,190	1,191,325

Series 2016 B, RB	5.00%	01/01/2031	1,000	1,040,859

McHenry County Community Unit School District No. 12 Johnsburg;
Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	01/01/2031	2,005	2,007,544

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	01/01/2033	1,405	1,406,783

Series 2014 A, GO Bonds (INS - AGM)(b)	5.00%	07/01/2034	2,810	2,813,566

Mount Vernon (City of), IL; Series 2020, Ref. GO Bonds (INS - BAM)(b)	4.00%	12/15/2023	1,805	1,805,298

Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,164

Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,211,694

University of Illinois; Series 2008 A, Ref. COP (INS - AGM)(b)	5.25%	10/01/2026	1,020	1,021,710

University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(b)	4.65%	12/01/2023	30	30,000

West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(b)	4.75%	01/01/2029	15	15,015

				97,613,683

Indiana–0.20%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago

International Airport); Series 2014, RB(d)	5.50%	02/01/2025	385	385,270

Indiana (State of) Finance Authority; Series 2014 A, RB	5.00%	10/01/2026	1,750	1,775,319

Indiana (State of) Municipal Power Agency; Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,023,082

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	300	288,420

				3,472,091

Iowa–1.14%
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	811,779

Series 2014 C, RB	5.00%	02/15/2032	3,405	3,412,176

Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,704,967

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	13,500	13,697,944

				19,626,866

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.52%
University of Kansas Hospital Authority;
Series 2015, Ref. RB	5.00%	09/01/2030	$1,930	$1,975,901

Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,033,593

Valley Center (City of), KS; Series 2023-1, GO Bonds	4.38%	12/01/2025	5,000	5,016,858

				9,026,352

Kentucky–2.17%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(b)	4.38%	06/01/2028	25	25,028

Kentucky (Commonwealth of) Asset Liability Commission (2014 Federal Highway Trust Fund); Series 2014, Ref. RN	5.00%	09/01/2026	1,515	1,528,821

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,655,386

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2024	1,000	1,001,230

Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	2,000	2,041,734

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,076,784

Series 2018, RB	5.00%	05/01/2028	5,000	5,405,876

Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(c)	4.00%	06/01/2025	5,000	4,978,280

Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(i)	4.78%	06/01/2025	10,000	9,979,884

Kentucky Public Energy Authority; Series 2018 A, RB	4.00%	04/01/2024	2,780	2,776,735

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,736,810

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2013 B, Ref. RB(c)(f)	5.00%	01/24/2024	220	220,519

				37,427,087

Louisiana–1.04%
Louisiana (State of);
Series 2022 A, Ref. RB (SOFR + 0.50%)(c)(i)	4.23%	05/01/2026	3,150	3,086,040

Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(a)(h)	1.95%	05/01/2043	11,840	11,840,000

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System); Series 2019 A, RB	5.00%	01/01/2024	175	174,745

New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2036	1,250	1,339,845

Series 2018, Ref. RB (INS - AGM)(b)	5.00%	01/01/2037	1,440	1,534,859

				17,975,489

Maine–0.39%
Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(c)	3.13%	05/01/2024	5,000	4,974,811

Maine (State of) Turnpike Authority; Series 2014, RB	5.00%	07/01/2029	1,670	1,684,885

				6,659,696

Maryland–2.21%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,113,364

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,475

Series 2017 A, RB	5.00%	05/15/2042	1,875	1,919,115

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	7,030	7,039,871

Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(a)	2.10%	11/01/2037	9,700	9,700,000

Washington Metropolitan Area Transit Authority (Sustainability Bonds); Series 2015 B, VRD GO Bonds(a)	2.14%	06/01/2024	16,200	16,200,000

				38,172,825

Massachusetts–1.56%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(b)	4.75%	02/01/2024	10	10,017

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of);
Series 2016 A, GO Bonds	5.00%	03/01/2032	$1,780	$1,786,269

Series 2018 C, GO Bonds	5.00%	05/01/2029	150	150,149

Series 2018 C, GO Bonds	5.00%	05/01/2030	100	100,097

Series 2018 C, GO Bonds	5.00%	05/01/2031	930	930,890

Series 2018 C, GO Bonds	5.00%	05/01/2032	1,245	1,246,178

Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	680,955

Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(i)	4.20%	11/15/2032	2,405	2,293,400

Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2008 U-6E, Ref. VRD RB (LOC - TD Bank, N.A.)(a)(h)	1.95%	10/01/2042	9,705	9,705,000

Massachusetts (Commonwealth of) Water Resources Authority; Series 2008 A-1, Ref. VRD RB(a)	3.32%	08/01/2037	2,800	2,800,000

Rib Floater Trust; Series 2022-021, VRD RB(a)(e)	2.21%	06/01/2058	7,100	7,100,000

Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,019

Series 2008, GO Bonds	4.20%	09/15/2027	15	15,013

Worcester (City of), MA; Series 2006, GO Bonds (INS - SGI)(b)	4.20%	11/01/2024	10	10,008

				26,852,995

Michigan–3.08%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	130	127,947

Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%) (INS - AGM)(b)(i)	4.39%	07/01/2032	7,825	7,265,480

Michigan (State of) Building Authority (Facilities Program); Series 2023 I-M, VRD RB(a)	3.41%	04/15/2058	11,940	11,940,000

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,400	1,408,260

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	3,890	3,909,866

Series 2014, Ref. RB	5.00%	07/01/2032	2,550	2,563,022

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(f)	5.00%	05/15/2025	1,620	1,662,242

Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group); Series 1999 B-4, RB	5.00%	11/15/2031	2,325	2,364,193

Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,598,122

Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(b)	4.00%	11/01/2026	185	184,744

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2012 A, RB(c)(f)	5.00%	12/01/2023	2,135	2,135,000

Series 2012 A, RB(c)(f)	5.00%	12/01/2023	5,380	5,380,000

Series 2012 D, Ref. RB(c)(d)(f)	5.00%	12/01/2023	9,050	9,050,000

Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2026	175	177,875

Series 2015 A, Ref. RB	5.00%	11/15/2030	125	126,458

Series 2018 A, RB	5.00%	11/15/2038	2,220	2,272,380

				53,165,589

Minnesota–1.07%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB(c)(f)	5.00%	01/01/2024	2,150	2,152,317

Series 2014 A, Ref. RB(c)(f)	5.00%	01/01/2024	3,015	3,018,249

Series 2014 A, Ref. RB(c)(f)	5.00%	01/01/2024	4,100	4,104,419

Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(a)(h)	3.55%	10/01/2033	4,490	4,490,000

Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(b)	4.13%	03/01/2027	15	15,001

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,489,419

Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	1,000,345

Mounds View (City of), MN (Sherman Forbes); Series 2023 A, RB(c)	4.05%	11/01/2024	1,000	999,578

New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,003

North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,006

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
Northern Municipal Power Agency;
Series 2013 A, RB	5.00%	01/01/2030	$340	$340,392

Series 2013 A, RB	5.00%	01/01/2031	460	460,531

St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(c)(f)	4.50%	07/01/2026	280	284,643

				18,369,903

Mississippi–0.00%
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	24,595

Missouri–1.80%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,349,806

Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,885,940

Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,099,274

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	165	160,825

Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,573,291

Missouri (State of) Health & Educational Facilities Authority; Series 2014, RB	5.00%	01/01/2030	1,000	1,002,626

Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,615,024

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,255,205

Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,720	2,880,333

Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,657,738

Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	49,366

Rib Floater Trust; Series 2019-016, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.34%	06/01/2045	9,400	9,400,000

Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(b)(g)	0.00%	06/01/2025	120	111,825

				31,041,253

Montana–1.23%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(a)(e)(h)	3.70%	01/01/2034	21,220	21,220,000

Nebraska–0.62%
Central Plains Energy Project;
Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,001,975

Series 2019, Ref. RB(c)	4.00%	08/01/2025	3,380	3,379,664

Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,036,903

Public Power Generation Agency; Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,090,135

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	2,115	2,143,748

				10,652,425

Nevada–0.59%
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2029	1,200	1,209,474

Series 2014 A-2, Ref. RB	5.00%	07/01/2030	6,050	6,096,880

Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,899,426

				10,205,780

New Hampshire–0.53%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,346	5,073,272

New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,140,503

				9,213,775

New Jersey–5.07%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2027	250	264,943

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine);
Series 2013 A, Ref. RB	5.00%	12/01/2027	$1,610	$1,611,010

Series 2013, Ref. RB	5.00%	12/01/2032	2,235	2,235,990

Casino Reinvestment Development Authority, Inc.; Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,500	1,500,768

Livingston (Township of), NJ; Series 2022, GO Notes	5.00%	12/12/2023	5,000	5,002,406

New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2027	2,885	3,088,757

New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(c)(f)	5.25%	07/01/2025	820	846,659

Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	6,000	6,091,552

New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,149

New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2014, RB	5.00%	06/15/2026	1,000	1,008,576

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	866,957

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,263,922

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,279,853

New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,905	2,993,369

New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(b)	5.25%	12/15/2023	1,000	1,000,520

Series 2006 A, RB (INS - AGM)(b)	5.25%	12/15/2023	1,370	1,370,783

Series 2010 D, RB	5.25%	12/15/2023	4,505	4,507,342

Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,190,089

Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,213,168

New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,713,635

Series 2014 A, RB	5.00%	01/01/2033	15,350	15,440,524

Series 2015 E, RB	5.00%	01/01/2032	2,060	2,092,820

Series 2015 E, RB	5.00%	01/01/2034	7,360	7,475,432

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(d)(f)	5.00%	12/01/2023	225	225,000

				87,414,224

New Mexico–1.00%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,708,754

Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,314,275

Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,785,189

Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,058,107

Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(c)	3.90%	06/01/2028	3,700	3,700,333

New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2028	450	462,218

Series 2023 A-2, RB	5.00%	06/01/2033	800	820,523

New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(c)	5.00%	09/01/2025	3,000	3,048,657

Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2024	105	105,649

Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2025	160	162,274

				17,165,979

New York–13.99%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB(c)(f)	5.00%	02/22/2024	250	250,927

Series 2013 A, RB(c)(f)	5.00%	02/22/2024	970	973,597

Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	116,767

Series 2015 F, Ref. RB	5.00%	11/15/2027	525	537,474

Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(a)(h)	2.10%	11/15/2050	3,470	3,470,000

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	$145	$146,990

Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,553,663

Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	636,605

Series 2018 B, Ref. RB	5.00%	11/15/2024	175	177,690

Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	125,172

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,506,614

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,479	2,449,294

New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2023	2,000	2,000,000

One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,690

One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,421

New York (City of), NY;
Subseries 2010 G-4, VRD GO Bonds(a)	3.25%	03/01/2039	10,000	10,000,000

Subseries 2014 I-2, VRD GO Bonds(a)	2.15%	03/01/2040	10,000	10,000,000

Subseries 2017 B, VRD GO Bonds(a)	2.10%	10/01/2046	5,100	5,100,000

New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(a)(h)	2.45%	10/01/2042	7,980	7,980,000

New York (City of), NY Municipal Water Finance Authority;
Series 2008 BB-2, VRD RB(a)	2.15%	06/15/2039	10,000	10,000,000

Series 2022 DD, Ref. VRD RB(a)	3.50%	06/15/2033	20,000	20,000,000

New York (City of), NY Transitional Finance Authority;
Series 2014 A-3, VRD RB(a)	2.14%	08/01/2043	5,000	5,000,000

Series 2014, RB	5.00%	02/01/2033	5,000	5,007,802

Series 2014, RB	5.00%	02/01/2035	4,900	4,905,448

Subseries 2010 A-4, VRD RB(a)	2.10%	08/01/2039	5,000	5,000,000

New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	1,860	1,895,408

Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,546,646

Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	80	80,000

Series 2015 B, RB	5.00%	03/15/2032	4,140	4,255,883

Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,146,089

Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,494,577

New York (State of) Housing Finance Agency (160 Madison Avenue);
Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(a)(h)	2.17%	11/01/2046	10,000	10,000,000

Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(a)(h)	2.17%	11/01/2046	10,000	10,000,000

New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB(c)(f)	5.00%	03/14/2024	2,615	2,617,278

Series 2013 TE, RB(c)(f)	5.00%	03/14/2024	13,595	13,606,844

New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(c)	0.70%	05/01/2025	5,000	4,736,866

New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(c)	0.60%	07/01/2025	980	921,415

Series 2022 2B, RB (CEP - Federal Housing Administration)(c)	3.40%	12/22/2026	12,845	12,644,194

New York State Urban Development Corp.;
Series 2013 C, RB(c)(f)	5.00%	12/26/2023	275	275,329

Series 2013 E, RB(c)(f)	5.00%	12/26/2023	7,140	7,148,534

Series 2013 E, RB(c)(f)	5.00%	12/26/2023	10,695	10,707,783

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	9,075	9,328,816

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	8,830	8,830,337

Series 2016, Ref. RB(d)	5.00%	08/01/2031	20,070	20,068,657

Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	694,722

Rib Floater Trust; Series 2022-003, VRD RB(a)(e)	3.65%	11/01/2041	10,000	10,000,000

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,280	2,207,520

Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,180	3,040,741

				241,136,793

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–0.41%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(c)	0.80%	10/31/2025	$5,000	$4,741,534

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,052

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,059,279

University of North Carolina; Series 2008 A, RB (INS - AGC)(b)	4.75%	10/01/2028	10	10,010

				7,040,875

North Dakota–0.29%
North Dakota (State of) Housing Finance Agency; Series 2017 H, VRD RB(a)	3.30%	07/01/2039	5,000	5,000,000

Ohio–2.96%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2028	9,895	9,920,329

Series 2015 A, Ref. RB	5.00%	02/15/2029	6,960	6,977,678

Cleveland (City of), OH; Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	01/01/2024	2,040	2,042,432

Columbus (City of), OH; Series 2018 A, GO Bonds	5.00%	04/01/2030	5,335	5,859,188

Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	3,260	3,416,548

Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	565	565,747

Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(b)(d)	5.00%	12/01/2026	1,335	1,335,295

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,500	1,444,882

Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2027	465	465,545

Series 2014, RB	5.00%	02/01/2028	465	465,591

Series 2014, RB	5.00%	02/01/2029	425	425,543

Ohio (State of);
Series 2015, VRD RB(a)	3.75%	01/15/2045	5,000	5,000,000

Series 2017 A, GO Bonds	5.00%	09/01/2031	3,335	3,346,833

Series 2017 A, GO Bonds	5.00%	03/15/2032	1,155	1,159,233

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	1,050	1,050,000

Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(b)(i)	6.11%	12/01/2023	2,460	2,460,000

Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,115,575

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	490	487,759

Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(b)	4.38%	12/01/2024	5	5,005

Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,562,140

				51,105,323

Oklahoma–0.67%
Oklahoma (State of) Capitol Improvement Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2028	1,000	1,006,127

Series 2014 A, Ref. RB	5.00%	07/01/2029	4,000	4,024,054

Series 2014 A, Ref. RB	5.00%	07/01/2030	1,500	1,509,020

Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,433,486

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	815	805,283

University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,001,176

Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,298

Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,166

				11,529,610

Oregon–0.33%
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	977,374

Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,604,633

Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(a)	2.00%	06/01/2039	600	600,000

Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,434,161

				5,616,168

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–6.16%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	$325	$328,441

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	4,022,332

Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(b)	5.00%	12/01/2028	145	145,150

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,127,778

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2023	400	400,000

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2024	425	425,475

Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(i)	4.73%	06/01/2024	13,600	13,615,286

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,166,971

Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(c)	4.10%	04/03/2028	3,000	3,008,131

Pennsylvania (Commonwealth of);
First series 2013, GO Bonds	4.00%	04/01/2029	2,150	2,151,060

Second series 2013, GO Bonds	5.00%	10/15/2030	2,000	2,003,073

Second series 2013, GO Bonds	5.00%	10/15/2031	1,000	1,000,917

Second Series 2013, GO Bonds	5.00%	10/15/2025	100	100,150

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(a)	3.85%	09/01/2045	45,095	45,095,000

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.00%	12/01/2031	1,000	1,014,963

Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,473,739

Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2029	800	836,528

Series 2020, Ref. VRD RB (LOC - TD Bank, N.A.)(a)(h)	3.25%	12/01/2039	7,720	7,720,000

Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,388,575

Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,448,102

Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	4.56%	12/01/2024	15	15,000

Washington (County of), PA Authority; Series 2004, Ref. VRD RB(a)	3.13%	07/01/2034	4,770	4,770,000

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,022,889

				106,279,560

Puerto Rico–0.37%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	100	99,686

Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2026	3,905	3,873,519

Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2027	1,505	1,491,142

Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2024	500	499,632

Series 2008 WW, RB (INS - AGC)(b)	5.25%	07/01/2033	500	499,987

				6,463,966

Rhode Island–0.49%
Rhode Island Health and Educational Building Corp.; Series 2017 G, RB (INS - AGM)(b)	5.00%	05/15/2039	2,520	2,613,346

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	5,980	5,819,268

				8,432,614

South Carolina–1.10%
Dorchester County School District No. 2; Series 2015, Ref. RB	5.00%	12/01/2030	2,220	2,221,795

Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,836

Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,145,838

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(a)	3.88%	05/01/2048	10,000	10,000,000

South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,947,229

				18,935,698

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–0.33%
South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(a)	3.55%	11/01/2048	$5,710	$5,710,000

Tennessee–0.87%
Nashville (City of) & Davidson (County of), TN Metropolitan Government;
Series 2013 A, Ref. RB	5.00%	05/15/2027	130	130,128

Series 2013 A, Ref. RB	5.00%	05/15/2029	780	780,706

Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,106

Tennessee Energy Acquisition Corp.; Series 2018, RB(c)	4.00%	11/01/2025	10,130	10,066,595

Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,740	3,918,291

				15,015,826

Texas–12.08%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	590	590,228

Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(c)(e)	4.50%	06/15/2026	1,100	1,089,115

Bexar (County of), TX Hospital District;
Series 2018, Ctfs. of Obligation	5.00%	02/15/2029	1,000	1,001,874

Series 2018, Ctfs. of Obligation	5.00%	02/15/2030	1,895	1,898,550

Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(c)	3.85%	12/01/2027	2,570	2,652,749

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	4,000	3,684,952

Clear Creek Independent School District; Series 2014 D, GO Bonds(c)(f)	5.00%	02/15/2024	2,820	2,829,225

Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,144,188

Cypress-Fairbanks Independent School District; Series 2014 C, Ref. GO Bonds(c)(f)	5.00%	02/15/2024	1,500	1,504,907

Dallas (City of) TX; Series 2017, RB	5.00%	10/01/2031	1,745	1,874,018

Dallas (City of), TX; Series 2014, Ref. GO Bonds (INS - BAM)(b)	5.00%	02/15/2029	1,065	1,068,002

Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,030,118

Dallas (County of), TX; Series 2016, Ctfs. of Obligation	5.00%	08/15/2029	4,605	4,853,650

Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,023,345

Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,377,407

Series 2017, RB	5.00%	12/01/2035	3,240	3,343,858

El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	675,561

Fort Bend Independent School District (2023 Remarketing); Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(c)	3.65%	08/01/2024	5,000	4,999,256

Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,118,884

Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,211,779

Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,207

Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,200,000

Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,859,312

Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(b)	4.00%	09/01/2030	620	620,316

Harris (County of), TX; Series 2014 A, Ref. GO Bonds	5.00%	10/01/2031	2,035	2,058,128

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,642,802

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	2,775	2,764,612

Houston (City of), TX; Series 2018 C, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(h)	3.39%	05/15/2034	16,670	16,670,000

Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,032,502

Leander (City of), TX; Series 2015, Ctfs. of Obigations	5.00%	08/15/2030	1,020	1,028,824

Leander Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,036,485

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,000	971,483

Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,025

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(c)(f)	5.00%	04/01/2024	$405	$407,089

North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(b)	5.00%	12/15/2030	205	205,183

North Texas Tollway Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,310	1,311,647

Series 2017 A, RB	5.00%	01/01/2025	55	55,067

Series 2017 B, Ref. RB	5.00%	01/01/2024	50	50,057

Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,018

Series 2022 B, Ref. RB	5.00%	01/01/2024	2,620	2,623,625

Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,226

Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,381,997

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,924,890

Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,808,771

Port Arthur (Port of), TX Navigation District;
Subseries 2010 D, VRD RB(a)	4.00%	11/01/2040	10,000	10,000,000

Subseries 2010, VRD RB(a)	4.01%	11/01/2040	8,175	8,175,000

Rib Floater Trust; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	3.60%	11/15/2046	36,250	36,250,000

Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(b)(g)	0.00%	03/01/2024	490	485,176

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	30	29,837

San Antonio (City of), TX; Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,242,394

San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,697,053

Texas (State of);
Series 2014 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,014,741

Series 2020, VRD GO Bonds(a)	3.25%	12/01/2050	5,000	5,000,000

Texas (State of) Transportation Commission; Series 2014 B, VRD RB(a)	3.32%	04/01/2032	22,000	22,000,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	10,155	10,492,722

Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	3.85%	09/15/2027	10,920	10,770,299

Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	500,649

West Harris (County of), TX Regional Water Authority; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	12/15/2029	1,000	1,000,503

West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(b)	5.00%	08/15/2030	45	48,174

Wink-Loving Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	2,000	2,006,675

				208,258,155

Utah–0.12%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(b)	5.00%	12/15/2038	2,040	2,089,387

Virginia–0.58%
Virginia (Commonwealth of) Housing Development Authority; Series 2023 E-2, RB(c)	3.90%	07/01/2025	10,000	10,009,362

Washington–3.01%
Auburn School District No. 408 of King & Pierce Counties; Series 2014, Ref. GO Bonds(c)(f)	5.00%	12/22/2023	100	100,085

Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(b)	4.75%	02/01/2028	1,505	1,524,928

Chelan County School District No. 246 Wenatchee; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,480	1,492,727

Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,020,110

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	9,932

King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(a)	2.10%	01/01/2046	495	495,000

Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	6,115	6,118,076

Seattle (City of), WA; Series 2023 B, Ref. VRD RB (LOC - Td Bank N.A.)(a)(h)	2.23%	11/01/2046	6,300	6,300,000

Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,866,040

Series 2015 B, Ref. RB	5.00%	03/01/2029	1,115	1,124,520

Series 2017 C, RB(d)	5.00%	05/01/2025	275	280,416

Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,503,228

Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB	5.00%	12/01/2026	250	250,204

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of);
Series 2015 A-1, GO Bonds	5.00%	08/01/2029	$10,000	$10,291,087

Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,262,973

Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,140	1,182,428

Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	5.00%	06/01/2032	1,460	1,473,330

Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,059

Series 2012 A, RB	5.00%	10/01/2026	2,540	2,540,849

Series 2012 A, RB	5.00%	10/01/2027	2,415	2,415,864

Series 2012 A, RB	5.00%	10/01/2028	165	165,051

Series 2012 A, RB	4.25%	10/01/2040	2,800	2,634,303

Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,752,026

				51,928,236

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2017, RB	5.00%	06/01/2035	1,100	1,151,687

Series 2018 E, Ref. VRD RB(a)	3.81%	06/01/2033	13,180	13,180,000

				14,331,687

Wisconsin–2.33%
Central Brown County Water Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2026	1,000	1,010,193

Series 2014 A, Ref. RB	5.00%	11/01/2028	2,985	3,015,425

Series 2014 A, Ref. RB	5.00%	11/01/2029	2,160	2,181,823

Series 2014 A, Ref. RB	5.00%	11/01/2030	2,500	2,527,714

Wisconsin (State of) Center District; Series 1999, Ref. RB (INS - AGM)(b)	5.25%	12/15/2023	235	235,116

Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(c)	5.00%	01/29/2025	10,000	10,154,057

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,369,711

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,089

Series 2013, RB	5.00%	08/15/2027	800	800,611

Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,819,874

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,227,404

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	170,994

Series 2015, Ref. RB	5.00%	08/15/2031	815	819,630

Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	126,507

Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2028	980	990,357

Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,439,933

Series 2022, Ref. RB(c)	3.30%	10/01/2026	1,745	1,744,292

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	860	872,498

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,332,977

Wisconsin (State of) Public Finance Authority (The Estates at Eagle’s Pomite); Series 2016 A, RB	4.00%	01/01/2024	50	49,877

WPPI Energy;
Series 2014 A, Ref. RB	5.00%	07/01/2030	1,000	1,007,035

Series 2014 A, Ref. RB	5.00%	07/01/2032	100	100,641

				40,096,758

Total Municipal Obligations (Cost $1,713,630,872)				1,714,737,452

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

			Shares	Value

MuniFund Preferred Shares–1.66%
Nuveen AMT-Free Municipal Credit Income Fund; Series B(a)(e)			5,750,000	$5,750,000

Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D(a)(e)			22,870,000	22,870,000

Total MuniFund Preferred Shares (Cost $28,620,000)				28,620,000

	Interest Rate	Maturity Date	Principal Amount (000)

U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC;
Exit Facility(e)(j)	15.00%	07/01/2025	$75	75,000
Series 21A(e)(j)(k)	9.50%	03/31/2024	25	25,000

Series 21B(e)(j)(k)	9.50%	03/31/2024	90	90,000

Series 22A(e)(j)(k)	9.50%	03/31/2024	50	50,000

Series 22B(e)(j)(k)	9.50%	03/31/2024	5	5,000

Series 22C(e)(j)(k)	9.50%	03/31/2024	35	35,000

Series 22X(e)(j)(k)	9.50%	03/31/2024	50	50,000

Series 23A(e)(j)(k)	9.50%	03/31/2024	20	20,000

Series 23B(e)(j)(k)	9.50%	03/31/2024	15	15,000

Series 23C(e)(j)(k)	9.50%	03/31/2024	25	25,000

Series 23D (Acquired 05/04/2023; Cost $20,000)(e)(j)(k)(l)	9.50%	03/31/2024	20	20,000

Series 23E(e)(j)(k)	9.50%	03/31/2024	25	25,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $435,000)				435,000

TOTAL INVESTMENTS IN SECURITIES(m)–101.14% (Cost $1,742,685,872)				1,743,792,452

OTHER ASSETS LESS LIABILITIES–(1.14)%				(19,696,556)

NET ASSETS–100.00%				$1,724,095,896

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $144,584,192, which represented 8.39% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $360,000, which represented less than 1% of the Fund’s Net Assets.

(l)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,714,737,452	$ –	$1,714,737,452

MuniFund Preferred Shares	–	28,620,000	–	28,620,000

U.S. Dollar Denominated Bonds & Notes	–	–	435,000	435,000

Total Investments in Securities	–	1,743,357,452	435,000	1,743,792,452

Other Investments - Assets

Investments Matured	–	28,500	–	28,500

Total Investments	$–	$1,743,385,952	$435,000	$1,743,820,952

Invesco Short Term Municipal Fund